Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 9.4%
20,353	(1)	Alphabet, Inc. - Class A	$24,853,862	2.9
133,470	(1)	Altice USA, Inc.	3,827,920	0.4
32,476	(1)	AMC Networks, Inc.	1,596,520	0.2
339,199		AT&T, Inc.	12,835,290	1.5
117,987	(2)	CenturyLink, Inc.	1,472,478	0.2
262,233		Comcast Corp. – Class A	11,821,464	1.3
78,397	(1)	Facebook, Inc. - Class A	13,960,938	1.6
61,616		Interpublic Group of Cos., Inc.	1,328,441	0.1
18,621		Omnicom Group	1,458,024	0.2
33,827		Sinclair Broadcast Group, Inc.	1,445,766	0.2
69,578		Verizon Communications, Inc.	4,199,728	0.5
23,862		Walt Disney Co.	3,109,696	0.3
			81,910,127	9.4

		Consumer Discretionary: 10.3%
13,679	(1)	Amazon.com, Inc.	23,745,513	2.7
4,412	(1)	Autozone, Inc.	4,785,343	0.5
23,128		Best Buy Co., Inc.	1,595,601	0.2
3,186	(1)	Booking Holdings, Inc.	6,252,875	0.7
26,535		Darden Restaurants, Inc.	3,136,968	0.4
28,425	(1)	Etsy, Inc.	1,606,012	0.2
30,586		Expedia Group, Inc.	4,111,064	0.5
21,306		Hilton Worldwide Holdings, Inc.	1,983,802	0.2
38,023		Home Depot, Inc.	8,822,096	1.0
14,597		Lear Corp.	1,720,986	0.2
7,908		McDonald's Corp.	1,697,927	0.2
81,489	(1)	Norwegian Cruise Line Holdings Ltd.	4,218,686	0.5
7,428	(1)	O'Reilly Automotive, Inc.	2,960,132	0.3
25,357		Ralph Lauren Corp.	2,420,833	0.3
43,281		Ross Stores, Inc.	4,754,418	0.5
97,236		Starbucks Corp.	8,597,607	1.0
29,359		Target Corp.	3,138,771	0.4
16,724		Tractor Supply Co.	1,512,519	0.2
55,430		Wyndham Destinations, Inc.	2,550,889	0.3
			89,612,042	10.3

		Consumer Staples: 7.4%
118,566		Altria Group, Inc.	4,849,350	0.6
22,738		Church & Dwight Co., Inc.	1,710,807	0.2
42,531		Coca-Cola Co.	2,315,388	0.3
32,884		General Mills, Inc.	1,812,566	0.2
41,362		Hershey Co.	6,410,696	0.7
37,070		Molson Coors Brewing Co.	2,131,525	0.2
104,032		Mondelez International, Inc.	5,755,050	0.7
41,111		Nu Skin Enterprises, Inc.	1,748,451	0.2
12,644		PepsiCo, Inc.	1,733,492	0.2
93,682		Philip Morris International, Inc.	7,113,274	0.8
136,656		Procter & Gamble Co.	16,997,273	2.0
44,088		Tyson Foods, Inc.	3,797,740	0.4
62,533		Walmart, Inc.	7,421,417	0.9
			63,797,029	7.4

		Energy: 4.6%
102,713		Chevron Corp.	12,181,762	1.4
117,516		ConocoPhillips	6,696,062	0.7
22,121		EOG Resources, Inc.	1,641,821	0.2
125,275		Exxon Mobil Corp.	8,845,668	1.0
29,086		HollyFrontier Corp.	1,560,173	0.2
39,362		Marathon Petroleum Corp.	2,391,241	0.3
24,163		Phillips 66	2,474,291	0.3
49,690		Valero Energy Corp.	4,235,575	0.5
			40,026,593	4.6

		Financials: 13.1%
60,968		Ally Financial, Inc.	2,021,699	0.2
34,714		Ameriprise Financial, Inc.	5,106,429	0.6
85,676	(1)	Athene Holding Ltd.	3,603,533	0.4
88,011		AXA Equitable Holdings, Inc.	1,950,324	0.2
383,292		Bank of America Corp.	11,180,628	1.3
42,519	(1)	Berkshire Hathaway, Inc. – Class B	8,844,802	1.0
23,227		Capital One Financial Corp.	2,113,192	0.2
110,002		Citigroup, Inc.	7,598,938	0.9
52,562		Comerica, Inc.	3,468,566	0.4
49,555		Discover Financial Services	4,018,415	0.5
86,632		E*Trade Financial Corp.	3,784,952	0.4
16,015		Goldman Sachs Group, Inc.	3,318,788	0.4
9,531		Hanover Insurance Group, Inc.	1,291,832	0.1
53,184		Hartford Financial Services Group, Inc.	3,223,482	0.4
116,728		JPMorgan Chase & Co.	13,737,718	1.6
59,433		Lincoln National Corp.	3,584,999	0.4
26,245		LPL Financial Holdings, Inc.	2,149,465	0.2
252,995		MGIC Investment Corp.	3,182,677	0.4
100,104		Morgan Stanley	4,271,438	0.5
59,965		Popular, Inc.	3,242,907	0.4
63,976		Progressive Corp.	4,942,146	0.6
25,146		Prudential Financial, Inc.	2,261,883	0.3
23,513		S&P Global, Inc.	5,760,215	0.7
82,962		Synchrony Financial	2,828,175	0.3
102,626		Unum Group	3,050,045	0.3
27,489		Wells Fargo & Co.	1,386,545	0.2
37,327		Zions Bancorp NA	1,661,798	0.2
			113,585,591	13.1

		Health Care: 13.7%
57,236		AbbVie, Inc.	4,333,910	0.5
31,443		Agilent Technologies, Inc.	2,409,477	0.3
7,600	(1)	Align Technology, Inc.	1,374,992	0.2
42,967		AmerisourceBergen Corp.	3,537,473	0.4
35,276		Amgen, Inc.	6,826,259	0.8
5,398		Anthem, Inc.	1,296,060	0.1
18,856		Baxter International, Inc.	1,649,334	0.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
14,764	(1)	Biogen, Inc.	$3,437,354	0.4
38,068		Bruker Corp.	1,672,327	0.2
61,533		Cardinal Health, Inc.	2,903,742	0.3
29,566	(1)	Celgene Corp.	2,935,904	0.3
35,372	(1)	Centene Corp.	1,530,193	0.2
12,792	(1)	Charles River Laboratories International, Inc.	1,693,277	0.2
8,181		Chemed Corp.	3,416,140	0.4
10,045		Cigna Corp.	1,524,731	0.2
42,720		Eli Lilly & Co.	4,777,378	0.5
27,308		Encompass Health Corp.	1,728,050	0.2
50,803		Gilead Sciences, Inc.	3,219,894	0.4
41,017		HCA Healthcare, Inc.	4,939,267	0.6
30,167		Hill-Rom Holdings, Inc.	3,174,473	0.4
26,243	(1)	Hologic, Inc.	1,325,009	0.1
15,610	(1)	Idexx Laboratories, Inc.	4,244,827	0.5
6,092	(1)	Illumina, Inc.	1,853,308	0.2
86,665		Johnson & Johnson	11,212,718	1.3
8,783	(1)	Masimo Corp.	1,306,823	0.1
23,375		McKesson Corp.	3,194,428	0.4
99,714		Merck & Co., Inc.	8,393,925	1.0
2,136	(1)	Mettler Toledo International, Inc.	1,504,598	0.2
12,659	(1)	Molina Healthcare, Inc.	1,388,945	0.2
172,792		Pfizer, Inc.	6,208,417	0.7
20,357	(1)	PRA Health Sciences, Inc.	2,020,025	0.2
12,755		Thermo Fisher Scientific, Inc.	3,715,149	0.4
32,175		UnitedHealth Group, Inc.	6,992,271	0.8
23,715	(1)	Veeva Systems, Inc.	3,621,043	0.4
6,040	(1)	Waters Corp.	1,348,309	0.2
15,969		Zimmer Biomet Holdings, Inc.	2,192,065	0.2
			118,902,095	13.7

		Industrials: 9.5%
84,616		Allison Transmission Holdings, Inc.	3,981,183	0.5
43,899		Ametek, Inc.	4,030,806	0.5
24,144		Boeing Co.	9,186,068	1.1
22,860		CSX Corp.	1,583,512	0.2
29,509		Cummins, Inc.	4,800,229	0.5
12,450		Curtiss-Wright Corp.	1,610,657	0.2
46,127		Delta Air Lines, Inc.	2,656,915	0.3
55,664		Honeywell International, Inc.	9,418,349	1.1
10,199		IDEX Corp.	1,671,412	0.2
49,873		Ingersoll-Rand PLC - Class A	6,144,852	0.7
6,046		L3Harris Technologies, Inc.	1,261,437	0.1
5,520		Lockheed Martin Corp.	2,153,131	0.2
25,743		Norfolk Southern Corp.	4,624,987	0.5
71,601		nVent Electric PLC	1,578,086	0.2
21,207		Oshkosh Corp.	1,607,491	0.2
7,524		Parker Hannifin Corp.	1,358,910	0.1
42,517		Regal Beloit Corp.	3,097,364	0.4
26,823		Robert Half International, Inc.	1,492,968	0.2
46,511		Union Pacific Corp.	7,533,852	0.9
40,835	(1)	United Airlines Holdings, Inc.	3,610,222	0.4
54,263		Waste Management, Inc.	6,240,245	0.7
59,434	(1)	Wesco International, Inc.	2,839,162	0.3
			82,481,838	9.5

		Information Technology: 21.4%
26,272	(1)	Adobe, Inc.	7,257,640	0.8
44,137	(1)	Akamai Technologies, Inc.	4,033,239	0.5
124,490		Apple, Inc.	27,882,025	3.2
10,087	(1)	Atlassian Corp. PLC	1,265,313	0.1
62,889		Booz Allen Hamilton Holding Corp.	4,466,377	0.5
16,081		Broadcom, Inc.	4,439,482	0.5
14,876	(1)	CACI International, Inc.	3,440,224	0.4
71,036	(1)	Cadence Design Systems, Inc.	4,694,059	0.5
34,545		CDW Corp.	4,257,326	0.5
207,540		Cisco Systems, Inc.	10,254,551	1.2
51,060	(1)	Dell Technologies, Inc.	2,647,972	0.3
7,438	(1)	EPAM Systems, Inc.	1,356,096	0.2
8,556	(1)	Fair Isaac Corp.	2,596,917	0.3
64,942	(1)	Fortinet, Inc.	4,984,948	0.6
23,794		Global Payments, Inc.	3,783,296	0.4
323,061		Hewlett Packard Enterprise Co.	4,900,835	0.6
98,241		Intel Corp.	5,062,359	0.6
21,536		Intuit, Inc.	5,727,284	0.7
76,676		Jabil, Inc.	2,742,701	0.3
16,785		Lam Research Corp.	3,879,181	0.4
10,216		Mastercard, Inc. - Class A	2,774,359	0.3
28,275		Maxim Integrated Products	1,637,405	0.2
43,636	(1)	Micron Technology, Inc.	1,869,803	0.2
238,261		Microsoft Corp.	33,125,427	3.8
79,826	(1)	ON Semiconductor Corp.	1,533,457	0.2
30,584		Oracle Corp.	1,683,038	0.2
56,376	(1)	PayPal Holdings, Inc.	5,839,990	0.7
17,483		Qualcomm, Inc.	1,333,603	0.1
8,493	(1)	Salesforce.com, Inc.	1,260,701	0.1
10,925	(1)	Synopsys, Inc.	1,499,456	0.2
67,322		Texas Instruments, Inc.	8,700,695	1.0
28,223	(1)	VeriSign, Inc.	5,323,705	0.6
28,621		Visa, Inc. - Class A	4,923,098	0.6
15,821		VMware, Inc.	2,374,099	0.3
83,064		Xerox Holdings Corp.	2,484,444	0.3
			186,035,105	21.4

		Materials: 2.4%
26,605		Air Products & Chemicals, Inc.	5,902,585	0.7
14,863		Avery Dennison Corp.	1,687,991	0.2
42,574		Celanese Corp. - Series A	5,206,374	0.6
38,711		Domtar Corp.	1,386,241	0.2
38,838		LyondellBasell Industries NV - Class A	3,474,836	0.4
29,105		Nucor Corp.	1,481,736	0.2
13,048		Reliance Steel & Aluminum Co.	1,300,364	0.1
			20,440,127	2.4

		Real Estate: 3.4%
15,315		American Tower Corp.	3,386,606	0.4
30,817		Boston Properties, Inc.	3,995,732	0.4

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
15,042		Camden Property Trust	$1,669,812	0.2
70,059	(1)	CBRE Group, Inc.	3,713,828	0.4
10,549		Equity Lifestyle Properties, Inc.	1,409,346	0.2
39,521	(2)	Lamar Advertising Co.	3,237,956	0.4
19,912		Mid-America Apartment Communities, Inc.	2,588,759	0.3
81,353		Outfront Media, Inc.	2,259,986	0.2
186,165		Retail Properties of America, Inc.	2,293,553	0.3
33,875		Simon Property Group, Inc.	5,272,644	0.6
			29,828,222	3.4

		Utilities: 3.7%
244,217		AES Corp.	3,990,506	0.5
78,481		Ameren Corp.	6,282,404	0.7
60,582		American Electric Power Co., Inc.	5,675,928	0.6
23,221		Edison International	1,751,328	0.2
145,972		Exelon Corp.	7,051,907	0.8
10,353		NextEra Energy, Inc.	2,412,145	0.3
126,105		NRG Energy, Inc.	4,993,758	0.6
			32,157,976	3.7

	Total Common Stock
	(Cost $729,279,819)		858,776,745	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
		Repurchase Agreements: 0.1%
857,706	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $857,762, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $874,918, due 10/15/19-09/09/49)
		(Cost $857,706)	857,706	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
225,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $225,000)	225,000	0.0

	Total Short-Term Investments
	(Cost $1,082,706)	1,082,706	0.1

	Total Investments in Securities (Cost $730,362,525)	$859,859,451	99.0
	Assets in Excess of Other Liabilities	8,951,053	1.0
	Net Assets	$868,810,504	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$858,776,745	$–	$–	$858,776,745
Short-Term Investments	225,000	857,706	–	1,082,706
Total Investments, at fair value	$859,001,745	$857,706	$–	$859,859,451
Liabilities Table
Other Financial Instruments+
Futures	$(2,947)	$–	$–	$(2,947)
Total Liabilities	$(2,947)	$–	$–	$(2,947)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	38	12/20/19	$5,659,150	$(2,947)
			$5,659,150	$(2,947)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $731,471,868.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$148,953,675
Gross Unrealized Depreciation	(20,569,039)
Net Unrealized Appreciation	$128,384,636